Other Payables, Accruals and Advance Receipts (Tables)	9 Months Ended
Sep. 30, 2019
Other Payables, Accruals and Advance Receipts
Schedule of other payables, accruals and advance receipts

	September 30,	December 31,
	2019	2018
	(in US$’000)
Accrued salaries and benefits	12,437	8,715
Accrued research and development expenses	42,422	28,883
Accrued selling and marketing expenses	4,121	4,675
Accrued administrative and other general expenses	8,526	6,181
Deferred government incentives	425	1,817
Deposits	1,269	1,230
Dividend payable to a non-controlling shareholder of a subsidiary (Note 17(iv))	—	1,282
Others	5,553	3,544
	74,753	56,327